Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash	$ 3,193,827	$ 1,178,846
Receivables, net of allowance (Note 5)	21,386	60,749
Deferred financing costs (Note 3)	135,162
Prepaids	290,564	223,226
Total current assets	3,640,939	1,462,821
Restricted deposit (Note 6)	8,672	8,489
Deposits	100,000	100,000
Property and equipment, net (Note 7)	18,504	172,841
Intangible assets (Note 10)	5,700,984	7,058,366
Total Assets	9,469,099	8,802,517
Current liabilities
Accounts payable and accrued liabilities (Note 11, Note 12 and Note 14)	292,270	522,012
Deferred revenue	10,553	69,273
Notes payable - Related Party (Note 12)	1,984,225	2,604,713
Lease liability (Note 19)		128,560
Total current liabilities	2,287,048	3,324,558
Non-current liabilities
Lease liability (Note 19)
Notes payable - Related Party (Note 12)
Total liabilities	2,287,048	3,324,558
Equity (Deficit)
Common shares	128,823,181	122,353,525
Class “A” shares	28,247	28,247
Reserves (Note 13)	13,350,541	14,506,758
Cumulative Translation Adjustment	183,167	154,970
Deficit	(128,418,368)	(125,182,412)
Equity (Deficit) total	13,966,768	11,861,088
Non-controlling interest (Note 8)	(6,784,717)	(6,383,129)
Total Equity	7,182,051	5,477,959
Total Liabilities and Equity	$ 9,469,099	$ 8,802,517